Label	Element	Value
BNY Mellon Municipal Intermediate ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 66.38% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	66.38%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from U.S. federal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities. Municipal bonds typically are issued to finance public projects, but also may be issued for private activities.

The fund's sub-adviser, Insight North America LLC, focuses on identifying undervalued sectors and securities.  To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The sub-adviser actively trades among various sectors and securities, based on their apparent relative values.  The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector's relative value at a given time.

The fund typically invests in municipal and taxable bonds rated investment grade (i.e., Baa3/BBB- or higher) at the time of purchase or, if unrated, deemed of comparable quality by the fund’s sub-adviser. Generally, the average effective duration of the fund's portfolio will be between three and eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

A rigorous sell discipline is employed to continuously evaluate all fund holdings.  Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

Although the fund seeks to provide income exempt from U.S. federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P Municipal Bond Index, the broad-based benchmark of the Predecessor Fund, the Bloomberg US Municipal Bond Index, the broad-based benchmark of the fund (effective on January 12, 2026), the S&P Municipal Bond Investment Grade Intermediate Index, the performance-based benchmark of the Predecessor Fund, and the Bloomberg Municipal 3-15 Years Blend (3-15) Index, the performance-based benchmark of the fund (effective on January 12, 2026). The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2023, Q4: 6.63 Worst Quarter 2022, Q1: (5.97) The year-to-date total return of the Predecessor Fund's Class M shares as of September 30, 2025 was 3.69%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
BNY Mellon Municipal Intermediate ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Municipal Intermediate ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Municipal Intermediate ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Municipal Intermediate ETF | · Municipal securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal securities risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

BNY Mellon Municipal Intermediate ETF | · Interest rate risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

BNY Mellon Municipal Intermediate ETF | · Credit risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

BNY Mellon Municipal Intermediate ETF | · Prepayment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

BNY Mellon Municipal Intermediate ETF | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

BNY Mellon Municipal Intermediate ETF | · Municipal securities sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

BNY Mellon Municipal Intermediate ETF | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments.

BNY Mellon Municipal Intermediate ETF | · Cash transaction risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Cash transaction risk: Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the fund's investments. As such, the fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which may result in cash transaction costs (such as brokerage costs) that are not incurred with in-kind redemptions. The fund imposes transaction fees to offset all or a part of the costs associated with a cash transaction. To the extent that the transaction fees do not offset the costs associated with a cash transaction, the fund's performance may be negatively impacted. The fund may also recognize a capital gain on these sales that might not have been incurred if the fund had made a redemption in-kind. This may decrease the tax efficiency of the fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the fund and conventional ETFs.

BNY Mellon Municipal Intermediate ETF | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

BNY Mellon Municipal Intermediate ETF | · Authorized participants, market makers and liquidity providers risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BNY Mellon Municipal Intermediate ETF | · Fluctuation of net asset value, share premiums and discounts risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

BNY Mellon Municipal Intermediate ETF | · Trading issues risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Municipal Intermediate ETF | S&P Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P Municipal Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.34%
BNY Mellon Municipal Intermediate ETF | Bloomberg US Municipal Bond Index (reflects no deductions for fees, expenses or taxes)1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Municipal Bond Index	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.99%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.25%	[1]
BNY Mellon Municipal Intermediate ETF | S&P Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P Municipal Bond Investment Grade Intermediate Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.13%
BNY Mellon Municipal Intermediate ETF | Bloomberg Municipal 3-15 Years Blend (3-15) Index (reflects no deductions for fees, expenses or taxes)1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Municipal 3-15 Years Blend (3-15) Index	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.49%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.02%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.13%	[1]
BNY Mellon Municipal Intermediate ETF | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKMI
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 443
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date total return of the Predecessor Fund's Class M shares as of
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	3.69%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.63%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.97%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.94%
Annual Return [Percent]	oef_AnnlRtrPct	2.64%
Annual Return [Percent]	oef_AnnlRtrPct	(0.29%)
Annual Return [Percent]	oef_AnnlRtrPct	4.42%
Annual Return [Percent]	oef_AnnlRtrPct	0.93%
Annual Return [Percent]	oef_AnnlRtrPct	7.04%
Annual Return [Percent]	oef_AnnlRtrPct	4.69%
Annual Return [Percent]	oef_AnnlRtrPct	1.18%
Annual Return [Percent]	oef_AnnlRtrPct	(7.32%)
Annual Return [Percent]	oef_AnnlRtrPct	5.68%
Annual Return [Percent]	oef_AnnlRtrPct	1.19%
BNY Mellon Municipal Intermediate ETF | Class M | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.90%
BNY Mellon Municipal Intermediate ETF | Class M | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.04%

[1]	Effective January 12, 2026, the date shares of the fund are expected to begin trading on The NASDAQ Stock Market LLC, the fund's broad-based benchmark and performance-based benchmark will be the Bloomberg US Municipal Bond Index and Bloomberg Municipal 3-15 Years Blend (3-15) Index, respectively. Insight North America LLC, the fund's sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the fund's investment strategy and Insight North America LLC's investment process.
[2]	On January 9, 2026, BNY Mellon National Intermediate Municipal Bond Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.